                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:

 /s/ Stephen E. Memishian      Mount Kisco, NY               8-10-07
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28- ________________   _____________________
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: 738,419,000
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

                          D S M CAPITAL PARTNERS LLC

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 06/30/07

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 51

FORM 13F INFORMATION TABLE VALUE TOTAL: $738,419,000

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME

                          D S M CAPITAL PARTNERS LLC
                          FORM 13F INFORMATION TABLE
                             AS OF DATE : 06/30/07

                                                                                           VOTING AUTHORITY
                                                                                          -------------------
                                                VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
--------------        -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ADOBE SYSTEMS         COM            00724F101  19145    476845 SH       DEFINED    0      476845         0
AFFILIATED MANAGERS   COM              8252108    664      5160 SH       DEFINED    0        5160         0
ALLERGAN              COM             18490102  21557    373995 SH       DEFINED    0      373995         0
AMBASSADORS GROUP     COM             23177108    639     17981 SH       DEFINED    0       17981         0
ANSYS INC             COM            03662Q105    758     28600 SH       DEFINED    0       28600         0
APPLE COMPUTER        COM             37833100  27799    227790 SH       DEFINED    0      227790         0
ARM HOLDINGS          COM             42068106    167     19062 SH       DEFINED    0       19062         0
AUTODESK              COM             52769106  29922    635547 SH       DEFINED    0      635547         0
AUTOMATIC DATA
 PROCESSING           COM             53015103  14306    295161 SH       DEFINED    0      295161         0
BOEING                COM             97023105  31214    324600 SH       DEFINED    0      324600         0
C H ROBINSON
 WORLDWIDE            COM            12541W209  26778    509857 SH       DEFINED    0      509857         0
C. R. BARD            COM             67383109  21593    261321 SH       DEFINED    0      261321         0
CAMERON
 INTERNATIONAL        COM            13342B105    852     11915 SH       DEFINED    0       11915         0
CELG JAN 2008 35 CALL OPTION - CALL  1510209AG   1766       736 SH  CALL DEFINED    0         736         0
CELGENE               COM            151020104  65569   1143704 SH       DEFINED    0     1143704         0
CISCO SYSTEMS         COM            17275R102  26706    958922 SH       DEFINED    0      958922         0
CORE LABORATORIES     COM            N22717107    503      4945 SH       DEFINED    0        4945         0
CSCO JAN 2009 30 CALL OPTION - CALL  17275R2AF     48       122 SH  CALL DEFINED    0         122         0
CUBIST
 PHARMACEUTICALS      COM            229678107    517     26245 SH       DEFINED    0       26245         0
CVS/CAREMARK CORP     COM            126650100  22471    616500 SH       DEFINED    0      616500         0
FAMOUS DAVE'S OF
 AMERICA              COM            307068106    200      8977 SH       DEFINED    0        8977         0
FMC TECHNOLOGIES      COM            30249U101    610      7695 SH       DEFINED    0        7695         0
FRANKLIN RESOURCES    COM            354613101  10910     82355 SH       DEFINED    0       82355         0
GENZYME               COM            372917104  39244    609386 SH       DEFINED    0      609386         0
GEN-PROBE             COM            36866T103    586      9698 SH       DEFINED    0        9698         0
GOOGLE                COM            38259P508  41815     79999 SH       DEFINED    0       79999         0
HALLIBURTON           COM            406216101   6132    177730 SH       DEFINED    0      177730         0
INTERCONTINENTAL
 EXCHANGE             COM            45865V100  15198    102795 SH       DEFINED    0      102795         0
INTUITIVE SURGICAL    COM            46120E602   7929     57140 SH       DEFINED    0       57140         0
INVESCO PLC SPON ADR  COM            46127U104    313     12125 SH       DEFINED    0       12125         0
KYPHON                COM            501577100    492     10220 SH       DEFINED    0       10220         0
MONSANTO              COM            61166W101  33609    497610 SH       DEFINED    0      497610         0
MOODY'S               COM            615369105  17151    275745 SH       DEFINED    0      275745         0
NATIONAL INSTRUMENTS  COM            636518102    217      6665 SH       DEFINED    0        6665         0
NETWORK APPLIANCE     COM            64120L104  13834    473915 SH       DEFINED    0      473915         0
QCOM JAN 2009 45 CALL OPTION - CALL  7475252AI    108       148 SH  CALL DEFINED    0         148         0
QUALCOMM              COM            747525103   1067     24590 SH       DEFINED    0       24590         0
RIG JAN 2009 80 CALL  OPTION - CALL  G900782AP    405       118 SH  CALL DEFINED    0         118         0
SCHLUMBERGER          COM            806857108  57864    681234 SH       DEFINED    0      681234         0
SEI INVESTMENTS       COM            784117103  16616    572175 SH       DEFINED    0      572175         0
STATE STREET          COM            857477103  23064    337190 SH       DEFINED    0      337190         0
STRYKER               COM            863667101  18871    299105 SH       DEFINED    0      299105         0
T.ROWE PRICE GROUP    COM            74144T108  21860    421270 SH       DEFINED    0      421270         0
TESSERA TECHNOLOGIES  COM            88164L100    663     16344 SH       DEFINED    0       16344         0
VAR JAN 2009 60 CALL  OPTION - CALL  92220P2AL     15       108 SH  CALL DEFINED    0         108         0
VARIAN MEDICAL
 SYSTEMS              COM            92220P105  15564    366127 SH       DEFINED    0      366127         0
WALGREEN COMPANY      COM            931422109  32108    737442 SH       DEFINED    0      737442         0
WEATHERFORD           COM            G95089101  25833    467655 SH       DEFINED    0      467655         0
W-H ENERGY            COM            9.29E+112    254      4105 SH       DEFINED    0        4105         0
ZIMMER HOLDINGS       COM            98956P102  22639    266690 SH       DEFINED    0      266690         0
ZMH JAN 2008 75 CALL  OPTION - CALL  98956P5AO    274       200 SH  CALL DEFINED    0         200         0